Cover	3 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	REGEN BIOPHARMA, INC.
Entity Central Index Key	0001589150
Entity Tax Identification Number	45-5192997
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4700 Spring Street
Entity Address, Address Line Two	Suite 304
Entity Address, Address Line Three	La Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91942
City Area Code	619
Local Phone Number	722-5505
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false